AB Active ETFs, Inc.

AB Ultra Short Income ETF

Portfolio of Investments

February 29, 2024 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 51.8%
Financial Institutions – 30.0%
Banking – 22.0%
ABN AMRO Bank NV 4.75%, 07/28/2025(a)	$7,910	$7,762,795
4.80%, 04/18/2026(a)	800	780,072
AIB Group PLC 4.263%, 04/10/2025(a)	3,672	3,663,224
Ally Financial, Inc. 3.875%, 05/21/2024	108	107,480
4.625%, 03/30/2025	2,524	2,491,869
5.125%, 09/30/2024	1,714	1,705,824
5.80%, 05/01/2025	122	121,788
Banco Santander SA 1.849%, 03/25/2026	4,200	3,897,726
2.706%, 06/27/2024	2,400	2,377,992
Bank of America Corp. 0.976%, 04/22/2025	1,371	1,360,868
3.458%, 03/15/2025	1,001	1,000,209
3.841%, 04/25/2025	3,742	3,730,512
4.20%, 08/26/2024	4,544	4,509,965
5.764% (SOFR + 0.41%), 06/14/2024(b)	164	163,959
Barclays PLC 3.932%, 05/07/2025	1,425	1,419,271
4.375%, 09/11/2024	3,923	3,882,240
5.20%, 05/12/2026	3,460	3,418,065
BNP Paribas SA 3.375%, 01/09/2025(a)	1,445	1,418,383
4.25%, 10/15/2024	7,607	7,526,974
4.375%, 09/28/2025(a)	3,119	3,055,154
BPCE SA 2.375%, 01/14/2025(a)	752	730,207
4.50%, 03/15/2025(a)	4,629	4,544,058
4.625%, 07/11/2024(a)	2,405	2,387,997
5.15%, 07/21/2024(a)	4,432	4,410,682
Capital One Financial Corp. 3.30%, 10/30/2024	3,511	3,455,070
4.166%, 05/09/2025	5,448	5,425,609
Citigroup, Inc. 4.00%, 08/05/2024	8,245	8,175,495
Cooperatieve Rabobank UA 4.375%, 08/04/2025	4,955	4,858,724
Series B 3.75%, 07/21/2026	2,856	2,737,504
Credit Agricole SA 4.375%, 03/17/2025(a)	5,196	5,111,617
Credit Suisse AG/New York NY 7.95%, 01/09/2025	1,872	1,907,437
Danske Bank A/S 3.244%, 12/20/2025(a)	202	197,503
3.773%, 03/28/2025(a)	1,258	1,255,585
Deutsche Bank AG/London 3.70%, 05/30/2024	1,651	1,641,061
Deutsche Bank AG/New York NY 0.898%, 05/28/2024	671	663,418
1.447%, 04/01/2025	4,501	4,481,331

	Principal Amount (000)	U.S. $ Value

Discover Bank 2.45%, 09/12/2024	$4,252	$4,175,166
Goldman Sachs Group, Inc. (The) 3.85%, 07/08/2024	3,569	3,545,730
5.831% (SOFR + 0.49%), 10/21/2024(b)	913	913,274
HSBC Holdings PLC 4.25%, 08/18/2025	1,103	1,080,234
Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024(a)	2,947	2,905,742
JPMorgan Chase & Co. 0.824%, 06/01/2025	362	357,222
1.561%, 12/10/2025	71	68,826
Lloyds Banking Group PLC 4.50%, 11/04/2024	10,894	10,765,015
Macquarie Group Ltd. 6.207%, 11/22/2024(a)	2,921	2,929,296
Manufacturers & Traders Trust Co. Series B 2.90%, 02/06/2025	9,113	8,855,558
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	1,600	1,598,080
Mizuho Financial Group, Inc. 2.839%, 07/16/2025	321	317,363
Morgan Stanley 0.79%, 05/30/2025	1,040	1,024,993
1.164%, 10/21/2025	145	140,696
3.62%, 04/17/2025	644	641,823
Series G 5.854% (SOFR + 0.51%), 01/22/2025(b)	1,038	1,038,654
NatWest Group PLC 4.269%, 03/22/2025	2,458	2,455,788
PNC Financial Services Group, Inc. (The) 3.90%, 04/29/2024	6,054	6,031,540
Santander Holdings USA, Inc. 3.45%, 06/02/2025	2,454	2,379,693
3.50%, 06/07/2024	1,673	1,660,469
Santander UK Group Holdings PLC 1.089%, 03/15/2025	1,772	1,768,669
Societe Generale SA 2.226%, 01/21/2026(a)	1,471	1,420,839
2.625%, 01/22/2025(a)	8,719	8,475,740
3.875%, 03/28/2024(a)	735	734,059
4.25%, 04/14/2025(a)	1,053	1,029,971
4.75%, 11/24/2025(a)	898	877,669
Standard Chartered PLC 1.214%, 03/23/2025(a)	444	442,419
2.819%, 01/30/2026(a)	7,583	7,358,164
3.785%, 05/21/2025(a)	377	374,923
Truist Financial Corp. 2.50%, 08/01/2024	2,805	2,765,113
2.85%, 10/26/2024	840	824,452
UniCredit SpA 2.569%, 09/22/2026(a)	4,600	4,355,648

	Principal Amount (000)	U.S. $ Value

Wells Fargo & Co. 2.164%, 02/11/2026	$4,663	$4,511,639
Western Union Co. (The) 2.85%, 01/10/2025	4,540	4,421,960

		198,624,095

Brokerage – 1.4%
Nomura Holdings, Inc. 2.648%, 01/16/2025	12,198	11,879,144
5.099%, 07/03/2025	493	488,889

		12,368,033

Finance – 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.50%, 01/15/2025	672	659,151
4.45%, 10/01/2025	539	528,667
6.50%, 07/15/2025	168	169,517
Series 3NC1 1.75%, 10/29/2024	1,336	1,299,313
Air Lease Corp. 0.80%, 08/18/2024	1,356	1,324,487
2.30%, 02/01/2025	2,597	2,515,662
Aircastle Ltd. 5.25%, 08/11/2025(a)	9,937	9,821,631
Aviation Capital Group LLC 1.95%, 01/30/2026(a)	4,192	3,896,674
1.95%, 09/20/2026(a)	368	334,851
4.125%, 08/01/2025(a)	3,237	3,145,652
5.50%, 12/15/2024(a)	2,852	2,838,168
Synchrony Financial 4.50%, 07/23/2025	1,924	1,880,421
4.875%, 06/13/2025	439	431,972

		28,846,166

Insurance – 0.6%
Humana, Inc. 3.85%, 10/01/2024	5,332	5,271,428

REITs – 2.8%
American Tower Corp. 3.375%, 05/15/2024	2,945	2,930,216
Brixmor Operating Partnership LP 3.65%, 06/15/2024	2,844	2,824,376
3.85%, 02/01/2025	1,006	986,977
EPR Properties 4.75%, 12/15/2026	3,718	3,573,742
Equinix, Inc. 2.625%, 11/18/2024	4,381	4,281,726
Essex Portfolio LP 3.875%, 05/01/2024	2,274	2,265,723
Healthcare Realty Holdings LP 3.50%, 08/01/2026	2,744	2,617,584
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	4,119	4,076,368

	Principal Amount (000)	U.S. $ Value

WEA Finance LLC/Westfield UK & Europe Finance PLC 3.75%, 09/17/2024(a)	$2,079	$2,044,884

		25,601,596

		270,711,318

Industrial – 17.7%
Basic – 0.5%
Celanese US Holdings LLC 5.90%, 07/05/2024	1,133	1,131,640
Glencore Funding LLC 4.625%, 04/29/2024(a)	2,450	2,443,948
WRKCo, Inc. 3.00%, 09/15/2024	1,113	1,095,326

		4,670,914

Capital Goods – 1.2%
Boeing Co. (The) 2.85%, 10/30/2024	8,056	7,894,236
Parker-Hannifin Corp. 2.70%, 06/14/2024	120	118,987
3.30%, 11/21/2024	1,163	1,143,101
Westinghouse Air Brake Technologies Corp. 4.15%, 03/15/2024	1,543	1,542,151

		10,698,475

Communications - Media – 1.5%
Cox Communications, Inc. 3.85%, 02/01/2025(a)	4,566	4,490,614
Discovery Communications LLC 3.90%, 11/15/2024	2,299	2,268,023
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	2,740	2,702,681
WPP Finance 2010 3.75%, 09/19/2024	3,875	3,826,175

		13,287,493

Communications - Telecommunications – 0.8%
Bell Telephone Co. of Canada or Bell Canada Series US-3 0.75%, 03/17/2024	1,853	1,849,479
Sprint LLC 7.125%, 06/15/2024	5,030	5,045,141

		6,894,620

Consumer Cyclical - Automotive – 2.1%
Aptiv PLC/Aptiv Corp. 2.396%, 02/18/2025	4,632	4,490,076
Ford Motor Credit Co., LLC 2.30%, 02/10/2025	905	875,398
4.063%, 11/01/2024	3,000	2,957,520
5.125%, 06/16/2025	536	530,704

	Principal Amount (000)	U.S. $ Value

General Motors Financial Co., Inc. 3.95%, 04/13/2024	$3,252	$3,243,122
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	2,582	2,494,212
Hyundai Capital America 0.875%, 06/14/2024(a)	2,206	2,174,344
Volkswagen Group of America Finance LLC 2.85%, 09/26/2024(a)	2,717	2,672,305

		19,437,681

Consumer Cyclical - Entertainment – 0.3%
Mattel, Inc. 3.375%, 04/01/2026(a)	2,540	2,411,425

Consumer Cyclical - Other – 1.0%
DR Horton, Inc. 2.50%, 10/15/2024	4,556	4,468,388
Lennar Corp. 4.50%, 04/30/2024	4,604	4,589,313

		9,057,701

Consumer Cyclical - Retailers – 0.3%
AutoNation, Inc. 3.50%, 11/15/2024	511	503,121
PVH Corp. 4.625%, 07/10/2025	2,464	2,429,479

		2,932,600

Consumer Non-Cyclical – 3.5%
BAT Capital Corp. 3.222%, 08/15/2024	4,375	4,322,894
Conagra Brands, Inc. 4.30%, 05/01/2024	2,600	2,593,240
HCA, Inc. 5.375%, 02/01/2025	4,517	4,501,462
Imperial Brands Finance PLC 3.125%, 07/26/2024(a)	4,467	4,418,086
Keurig Dr Pepper, Inc. 0.75%, 03/15/2024	2,863	2,858,391
Mondelez International Holdings Netherlands BV 0.75%, 09/24/2024(a)	2,939	2,858,853
2.25%, 09/19/2024(a)	1,263	1,238,877
Tyson Foods, Inc. 3.95%, 08/15/2024	4,518	4,479,371
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	4,568	4,430,960

		31,702,134

Energy – 3.7%
Boardwalk Pipelines LP 4.95%, 12/15/2024	4,485	4,453,605
Continental Resources, Inc./OK 3.80%, 06/01/2024	3,915	3,893,507

	Principal Amount (000)	U.S. $ Value

Devon Energy Corp. 5.25%, 09/15/2024	$3,320	$3,309,276
Energy Transfer LP 4.25%, 04/01/2024	401	400,386
EQT Corp. 6.125%, 02/01/2025	4,442	4,449,996
Hess Corp. 3.50%, 07/15/2024	1,580	1,565,638
Kinder Morgan Energy Partners LP 4.25%, 09/01/2024	4,525	4,487,913
Marathon Petroleum Corp. 3.625%, 09/15/2024	2,868	2,833,985
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024	4,094	4,039,673
Western Midstream Operating LP 3.10%, 02/01/2025	4,599	4,480,760

		33,914,739

Services – 0.5%
Global Payments, Inc. 2.65%, 02/15/2025	4,448	4,317,362

Technology – 1.5%
Dell International LLC/EMC Corp. 4.00%, 07/15/2024	4,530	4,498,562
Hewlett Packard Enterprise Co. 5.90%, 10/01/2024	4,329	4,328,654
Oracle Corp. 2.95%, 11/15/2024	3,037	2,978,568
3.40%, 07/08/2024	1,411	1,399,204

		13,204,988

Transportation - Airlines – 0.3%
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(a)	3,091	3,052,996

Transportation - Services – 0.5%
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	4,226	4,170,766

		159,753,894

Utility – 4.1%
Electric – 4.1%
CenterPoint Energy, Inc. 2.50%, 09/01/2024	3,291	3,236,995
Dominion Energy, Inc. 3.071%, 08/15/2024	1,326	1,309,425
DTE Energy Co. 4.22%, 11/01/2024	4,514	4,466,242
Edison International 3.55%, 11/15/2024	1,184	1,165,636
EDP Finance BV 3.625%, 07/15/2024(a)	3,441	3,410,719
Enel Finance International NV 2.65%, 09/10/2024(a)	4,417	4,341,734

	Principal Amount (000)	U.S. $ Value

Eversource Energy 4.20%, 06/27/2024	$4,481	$4,458,281
NRG Energy, Inc. 3.75%, 06/15/2024(a)	4,092	4,057,218
Southern California Edison Co. 1.10%, 04/01/2024	2,754	2,743,810
5.35%, 03/01/2026	3,322	3,324,126
Southern Co. (The) 4.475%, 08/01/2024	4,351	4,322,545
Vistra Operations Co. LLC 3.55%, 07/15/2024(a)	510	504,217

		37,340,948

Total Corporates - Investment Grade (cost $466,869,566)		467,806,160

GOVERNMENTS - TREASURIES – 22.3%
United States – 22.3%
U.S. Treasury Notes 5.451% (US TBILL 3 Month + 0.12%), 07/31/2025(b)	40,000	40,014,839
5.466% (US TBILL 3 Month + 0.14%), 10/31/2024(b)	41,000	41,036,690
5.495% (US TBILL 3 Month + 0.17%), 04/30/2025(b)	40,000	40,036,187
5.496% (US TBILL 3 Month + 0.17%), 10/31/2025(b)	40,000	40,049,648
5.526% (US TBILL 3 Month + 0.20%), 01/31/2025(b)	40,200	40,267,925

Total Governments - Treasuries (cost $201,106,362)		201,405,289

ASSET-BACKED SECURITIES – 6.8%
Autos - Fixed Rate – 3.5%
ACM Auto Trust
Series 2023-1A, Class A 6.61%, 01/22/2030(a)	56	55,543
Series 2024-1A, Class A 7.71%, 01/21/2031(a)	4,031	4,050,533
BOF VII AL Funding Trust I Series 2023-CAR3, Class A2 6.291%, 07/26/2032(a)	1,810	1,820,761
Carvana Auto Receivables Trust Series 2023-N3, Class A 6.41%, 09/10/2027(a)	825	827,979
FHF Issuer Trust Series 2023-2A, Class A2 6.79%, 10/15/2029(a)	1,468	1,481,669
Foursight Capital Automobile Receivables Trust Series 2023-1, Class A2 5.43%, 10/15/2026(a)	489	487,932

	Principal Amount (000)	U.S. $ Value

Lendbuzz Securitization Trust
Series 2023-1A, Class A2 6.92%, 08/15/2028(a)	$872	$877,164
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)	1,299	1,309,510
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)	1,300	1,315,237
Lobel Automobile Receivables Trust Series 2023-1, Class A 6.97%, 07/15/2026(a)	149	149,050
Series 2023-2, Class A 7.59%, 04/16/2029(a)	1,357	1,368,299
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)	3,900	3,928,709
Octane Receivables Trust Series 2023-2A, Class A2 5.88%, 06/20/2031(a)	2,188	2,187,853
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A 7.13%, 01/26/2032(a)	2,376	2,391,258
Series 2023-4A, Class A 7.54%, 03/25/2032(a)	1,300	1,309,839
Santander Bank Auto Credit-Linked Notes Series 2023-A, Class B 6.493%, 06/15/2033(a)	482	483,611
Tricolor Auto Securitization Trust
Series 2023-1A, Class A 6.48%, 08/17/2026(a)	401	401,109
Series 2024-1A, Class A 6.61%, 10/15/2027(a)	4,185	4,183,692
United Auto Credit Securitization Trust Series 2023-1, Class A 5.57%, 07/10/2025(a)	2	1,528
US Bank NA Series 2023-1, Class B 6.789%, 08/25/2032(a)	2,583	2,599,574

		31,230,850

Other ABS - Fixed Rate – 3.3%
ACHV ABS Trust
Series 2023-3PL, Class A 6.60%, 08/19/2030(a)	91	90,752
Series 2023-4CP, Class A 6.81%, 11/25/2030(a)	508	508,498
Affirm Asset Securitization Trust
Series 2022-A, Class B 4.64%, 05/17/2027(a)	1,200	1,183,045
Series 2022-Z1, Class A 4.55%, 06/15/2027(a)	175	173,941
Series 2023-B, Class 1A 6.82%, 09/15/2028(a)	870	882,520
Series 2023-B, Class A 6.82%, 09/15/2028(a)	1,200	1,217,269
Series 2023-X1, Class A 7.11%, 11/15/2028(a)	683	684,979

	Principal Amount (000)	U.S. $ Value

BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)	$1,106	$1,099,597
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)	782	776,367
Granite Park Equipment Leasing LLC Series 2023-1A, Class A2 6.51%, 05/20/2030(a)	2,418	2,432,375
Lendmark Funding Trust Series 2023-1A, Class A 5.59%, 05/20/2033(a)	1,680	1,671,157
Mariner Finance Issuance Trust Series 2023-AA, Class A 6.70%, 10/22/2035(a)	3,500	3,551,638
Marlette Funding Trust Series 2023-2A, Class A 6.04%, 06/15/2033(a)	708	707,387
NMEF Funding LLC Series 2023-A, Class A2 6.57%, 06/17/2030(a)	2,200	2,213,174
Pagaya AI Debt Trust
Series 2023-1, Class A 7.556%, 07/15/2030(a)	542	543,871
Series 2023-3, Class A 7.60%, 12/16/2030(a)	1,035	1,040,525
Series 2023-5, Class A 7.179%, 04/15/2031(a)	304	304,431
Series 2023-6, Class A 7.128%, 06/16/2031(a)	808	810,244
Series 2024-1, Class A 6.66%, 07/15/2031(a)	1,500	1,504,820
Series 2024-2, Class A 6.319%, 08/15/2031(a)	2,487	2,490,105
Prosper Marketplace Issuance Trust Series 2023-1A, Class A 7.06%, 07/16/2029(a)	665	668,271
Reach ABS Trust Series 2023-1A, Class A 7.05%, 02/18/2031(a)	383	384,866
Theorem Funding Trust Series 2022-3A, Class A 7.60%, 04/15/2029(a)	620	624,892
Series 2023-1A, Class A 7.58%, 04/15/2029(a)	430	433,280
Upstart Securitization Trust
Series 2023-2, Class A 6.77%, 06/20/2033(a)	1,659	1,662,746
Series 2023-3, Class A 6.90%, 10/20/2033(a)	1,188	1,194,363

	Principal Amount (000)	U.S. $ Value

Verdant Receivables LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)	$1,169	$1,170,531

		30,025,644

Total Asset-Backed Securities (cost $60,935,176)		61,256,494

AGENCIES – 1.1%
Agency Debentures – 1.1%
Federal Home Loan Banks Series 0002 5.32% (SOFR + 0.01%), 04/26/2024(b) (cost $10,000,000)	10,000	9,997,700

SHORT-TERM INVESTMENTS – 20.4%
Commercial Paper – 11.4%
3M Co. Zero Coupon 03/20/2024(a)	2,860	2,851,291
American Electric Power Co., Inc. Zero Coupon, 03/18/2024(a)	800	797,803
American Honda Finance Corp. Zero Coupon, 03/18/2024	3,000	2,991,836
Zero Coupon, 04/16/2024	1,000	992,736
Zero Coupon, 05/07/2024	1,000	989,426
Archer-Daniels-Midland Co. Zero Coupon, 03/15/2024(a)	500	498,893
AT&T, Inc. Zero Coupon, 03/19/2024(a)	800	797,721
Zero Coupon, 03/25/2024(a)	1,000	996,248
Australia & New Zealand Banking Group Ltd. Zero Coupon, 07/10/2024(a)	1,100	1,078,595
Bank of Montreal Zero Coupon, 05/01/2024	5,200	5,152,255
Bayer Corp. Zero Coupon, 07/08/2024(a)	633	620,045
Zero Coupon, 07/15/2024(a)	2,400	2,348,269
Consolidated Edison Co. Of New Zero Coupon, 03/15/2024(a)	3,200	3,192,700
Credit Agricole Corporate and Investment Bank/New York Zero Coupon, 03/21/2024	3,200	3,190,081
Crown Castle, Inc. Zero Coupon, 03/14/2024(a)	2,200	2,195,063
DNB Bank ASA Zero Coupon, 03/25/2024(a)	1,250	1,245,421
Zero Coupon, 05/14/2024(a)	2,742	2,711,832
Dollarama, Inc. Zero Coupon, 03/08/2024(a)	1,938	1,935,619
Zero Coupon, 03/28/2024(a)	3,500	3,484,569
Dominion Energy, Inc. Zero Coupon, 03/05/2024(a)	1,400	1,398,949

	Principal Amount (000)	U.S. $ Value

Entergy Corp. Zero Coupon, 03/14/2024(a)	$810	$808,273
Zero Coupon, 04/05/2024(a)	3,000	2,983,302
General Motors Financial Co., Inc. Zero Coupon, 03/21/2024(a)	3,500	3,488,330
Zero Coupon, 04/23/2024(a)	1,000	991,408
Zero Coupon, 07/23/2024(a)	1,200	1,172,796
Glencore Funding LLC Zero Coupon, 03/21/2024(a)	3,200	3,189,483
Harley-Davidson Financial Services, Inc. Zero Coupon, 04/29/2024(a)	2,000	1,980,800
HSBC USA, Inc. Zero Coupon, 05/01/2024(a)	3,200	3,169,803
Hyundai Capital America Zero Coupon, 03/01/2024(a)	1,320	1,319,801
Zero Coupon, 03/11/2024(a)	1,000	998,334
Intesa Sanpaolo Funding LLC Zero Coupon, 04/09/2024	3,500	3,477,665
Zero Coupon, 05/09/2024	2,500	2,472,065
Lloyds Bank Corporate Markets PLC/New York NY Zero Coupon, 07/12/2024	1,200	1,176,353
Macquarie Bank Ltd. Zero Coupon, 03/01/2024(a)	5,200	5,199,225
National Australia Bank Ltd. Series CP Zero Coupon, 03/04/2024(a)	3,700	3,697,831
Natwest Markets PLC Series G Zero Coupon, 07/22/2024(a)	3,315	3,242,306
Nordea Bank Abp Zero Coupon, 04/15/2024(a)	4,700	4,668,237
Nutrien Ltd. Zero Coupon, 03/01/2024(a)	4,000	3,999,393
Skandinaviska Enskilda Banken AB Series G Zero Coupon, 03/11/2024(a)	2,550	2,545,887
Zero Coupon, 04/11/2024(a)	2,700	2,683,436
Svenska Handelsbanken AB Zero Coupon, 04/10/2024(a)	1,900	1,888,577
Zero Coupon, 06/18/2024(a)	4,700	4,624,733
Vw Credit, Inc. Zero Coupon, 04/08/2024(a)	1,800	1,789,140
Zero Coupon, 04/19/2024(a)	2,000	1,984,500

Total Commercial Paper (cost $103,013,656)		103,021,030

Company	Shares	U.S. $ Value

Investment Companies – 8.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.21%(c) (d) (e) (cost $72,794,176)	72,794,176	$72,794,176

	Principal Amount (000)

U.S. Treasury Bills – 0.6%
United States – 0.6%
U.S. Treasury Bill Zero Coupon, 05/23/2024 (cost $4,939,710)	$5,000	4,939,594

Certificates of Deposit – 0.3%
Swedbank AB/New York 5.90%, 06/20/2024	2,200	2,202,456
Westpac Banking Corp./NY 5.58%, 03/08/2024	850	850,007

Total Certificates of Deposit (cost $3,049,988)		3,052,463

Total Short-Term Investments (cost $183,797,530)		183,807,263

Total Investments – 102.4% (cost $922,708,634)(f)		924,272,906
Other assets less liabilities – (2.4)%		(21,877,247)

Net Assets – 100.0%		$902,395,659

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	92	June 2024	$18,837,000	$10,781
U.S. T-Note 5 Yr (CBT) Futures	596	June 2024	63,716,125	141,907

				$152,688

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 29, 2024, the aggregate market value of these securities amounted to $278,477,108 or 30.9% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 29, 2024.
(c)	Affiliated investments.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	The rate shown represents the 7-day yield as of period end.

(f)

As of February 29, 2024, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,935,463 and gross unrealized depreciation of investments was $(218,503), resulting in net unrealized appreciation of $1,716,960.

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

AB Active ETFs, Inc.

AB Ultra Short Income ETF

February 29, 2024 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$467,806,160	$—	$467,806,160
Governments - Treasuries	—	201,405,289	—	201,405,289
Asset-Backed Securities	—	61,256,494	—	61,256,494
Agencies	—	9,997,700	—	9,997,700
Short-Term Investments:
Commercial Paper	—	103,021,030	—	103,021,030
Investment Companies	72,794,176	—	—	72,794,176
U.S. Treasury Bills	—	4,939,594	—	4,939,594
Certificates of Deposit	—	3,052,463	—	3,052,463

Total Investments in Securities	72,794,176	851,478,730	—	924,272,906
Other Financial Instruments(a):
Assets:
Futures	152,688	—	—	152,688
Liabilities	—	—	—	—

Total	$72,946,864	$851,478,730	$—	$924,425,594

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 29, 2024 is as follows:

Fund	Market Value 11/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/29/2024 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,687	$333,207	$262,100	$72,794	$852